Group Statement of changes in Equity - GBP (£) £ in Millions	Total	Total attributable to owners of parent	Share capital	Share premium, capital redemption and merger reserves	Other reserves		Retained earnings	In respect of assets held-for-sale	Perpetual hybrid bonds	Non- controlling interests
Balance, beginning at Dec. 31, 2022	£ 75,710	£ 73,683	£ 614	£ 26,628	£ 2,655		£ 44,081	£ (295)	£ 1,685	£ 342
Total comprehensive income/(expense) for the year, net of tax	(17,563)	(17,699)			(3,281)		(14,418)			136
Profit/(loss) for the year	(14,189)	(14,367)			0		(14,367)			178
Other comprehensive (expense) income for the year	(3,374)	(3,332)			(3,281)		(51)			(42)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	27	27			27
Employee share options
value of employee services	71	71			0		71
proceeds from new shares issued	2	2		2
Dividends and other appropriations
ordinary shares	(5,071)	(5,071)			0		(5,071)
to non-controlling interests	(110)									(110)
Purchase of own shares
held in employee share ownership trusts	(110)	(110)					(110)
Perpetual hybrid bonds
coupons paid	(58)	(58)			0		(58)
tax on coupons paid	14	14			0		14
Non-controlling interests – acquisitions					0
Reclassification of equity in respect of assets classified as held-for-sale	0				(295)			295
Other movements	22	22			0		22
Balance, ending at Dec. 31, 2023	52,934	50,881	614	26,630	(894)		24,531	£ 0	1,685	368
Total comprehensive income/(expense) for the year, net of tax	3,124	3,013			(21)		3,034			111
Profit/(loss) for the year	3,181	3,068			0		3,068			113
Other comprehensive (expense) income for the year	(57)	(55)			(21)		(34)			(2)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	13	13			13
Employee share options
value of employee services	70	70			0		70
proceeds from new shares issued	6	6		6
Dividends and other appropriations
ordinary shares	(5,209)	(5,209)			0		(5,209)
to non-controlling interests	(127)									(127)
Purchase of own shares
held in employee share ownership trusts	(94)	(94)					(94)
share buy-back programme, shares bought back and cancelled	(698)	(698)			0		(698)
– shares bought back and cancelled	0		(7)	7
Treasury shares cancelled	0		(22)	22	0
Perpetual hybrid bonds
coupons paid	(56)	(56)			0		(56)
tax on coupons paid	14	14			0		14
Other movements	18	18			0		18
Balance, ending at Dec. 31, 2024	49,995	47,958	585	26,665	(902)	[1]	21,610		1,685	352	[1]
Total comprehensive income/(expense) for the year, net of tax	4,404	4,425			(3,267)	[1]	7,692			(21)	[1]
Profit/(loss) for the year	7,765	7,764			0		7,764			1	[1]
Other comprehensive (expense) income for the year	(3,361)	(3,339)			(3,267)	[1]	(72)			(22)	[1]
Other changes in equity
Cash flow hedges reclassified and reported in total assets	21	21			21	[1]
Employee share options
value of employee services	83	83			0		83
proceeds from new shares issued	2	2		2
Dividends and other appropriations
ordinary shares	(5,240)	(5,240)			0		(5,240)
to non-controlling interests	(108)									(108)	[1]
Purchase of own shares
held in employee share ownership trusts	(61)	(61)					(61)
share buy-back programme, shares bought back and cancelled	(1,114)	(1,114)	(8)	8			(1,114)
Perpetual hybrid bonds
proceeds, net of issuance fees	1,050								1,050
redemption of perpetual hybrid bonds, net of costs	(883)	(39)			0		(39)		(844)
tax on issuance fees	2								2
coupons paid	(55)	(55)			0		(55)
tax on coupons paid	14	14			0		14
Non-controlling interests – acquisitions	(19)	(15)			0		(15)			(4)	[1]
Other movements	54	54			0		54
Balance, ending at Dec. 31, 2025	£ 48,145	£ 46,033	£ 577	£ 26,675	£ (4,148)	[1]	£ 22,929		£ 1,893	£ 219	[1]

[1]	1. Included in other reserves and non-controlling interests is a combined loss of £9 million in respect of assets transferred to held-for-sale. Refer to note 27(d)(i).